Cover Page - USD ($)	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2025	Jun. 30, 2024
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	001-09518
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0963169
Entity Address, Address Line One	300 North Commons Blvd.,
Entity Address, City or Town	Mayfield Village,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44143
City Area Code	440
Local Phone Number	461-5000
Title of 12(b) Security	Common Shares, $1.00 Par Value
Trading Symbol	PGR
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 120,872,430,194
Entity Common Stock, Shares Outstanding		586,207,679
Documents Incorporated by Reference
DOCUMENTS INCORPORATED BY REFERENCE
Portions of the registrant’s Proxy Statement for the Annual Meeting of Shareholders to be held on May 9, 2025, and the Annual Report to Shareholders of The Progressive Corporation and subsidiaries for the year ended December 31, 2024, included as Exhibit 13 to this Form 10-K, are incorporated by reference in Parts I, II, III, and IV hereof.

Entity Central Index Key	0000080661
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false